Unaudited Interim Condensed Consolidated Statement of Profit or Loss and Other Comprehensive Income - USD ($)	6 Months Ended
	Jun. 30, 2025		Jun. 30, 2024
Consolidated Statements of Profit or Loss and Other Comprehensive Income (Loss) [Abstract]
Revenue	$ 1,450,561		$ 1,804,765
Cost of sales	(653,381)		(802,151)
Research and development grants	101,493		45,977
Foreign exchange gains			136,518
Interest received	108,054		123,388
Net gain on fair value movement of warrants	2,517,148		1,292,371
Total other income	2,726,695		1,598,254
Expenses
Selling and marketing expenses	(903,353)		(924,449)
Research and development	(1,376,180)		(1,047,126)
General and administration expenses	(1,150,596)		(1,127,117)
Foreign exchange losses	(49,114)
Finance costs	(90,258)		(1,099,051)
Loss before income tax expense	(45,626)		(1,596,875)
Income tax expense	(23,120)		(57,000)
Net loss	(68,746)		(1,653,875)
Other comprehensive income/ (loss)
Re-measurement of defined benefit plans	(5,747)		3,098
Items that may be reclassified subsequently to profit or loss
Foreign currency translation	215,220		(173,688)
Other comprehensive income/ (loss) for the half-year, net of tax	209,473		(170,590)
Total comprehensive income/ (loss) for the half-year attributable to the owners of Mobilicom Limited	$ 140,727		$ (1,824,465)
Basic and diluted earnings/(losses) per share (in Dollars per share)		[1]	$ (0.11)
Diluted earnings/(losses) per share (in Dollars per share)		[1]	$ (0.11)

[1]	less than $0.01 cents